Unit-Based Compensation (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted unit-based compensation granted to Partnership's employee (in units)	80,100	62,283	60,809
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 1.2	$ 1.2				$ 1.0
Restricted units, vesting period (in years)				3 years
Restricted units expense				$ 1.6	$ 1.3	$ 1.0
Non-management Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted	35,419				17,498	17,345
Aggregate value of units issued	$ 0.5